Deferred tax (Tables)	12 Months Ended
Dec. 31, 2022
Deferred tax
Schedule of deferred tax

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Recognized deferred tax assets and liabilities
Assets	€1,363	€4,032	€4,475
Liabilities	€20,148	€—	€—

Deferred tax assets unrecognized	€460,102	€408,892	€365,639

Deferred taxes in the consolidated statement of operations	€1,227	€(404)	€(157)
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	1,677	1,411	581
Deferred tax benefit/expenses (-) relating to temporary differences	1,899	(629)	(44)
Deferred tax expenses relating to use of previously recognized deferred tax assets	(2,348)	(1,185)	(695)

Movements in deferred tax assets and deferred tax liabilities

	Total	Intangible assets other than goodwill	Retirement benefit liabilities	Tax loss carryforward	Other
	(Euro, in thousands)

On December 31, 2019	€4,205		€535	€3,670

Credited/charged (-) to profit or loss	(157)		(65)	(220)	€127
Credited to other comprehensive income	973		973
Classified to held for sale	(543)			(543)
Exchange differences	(3)		(3)

On December 31, 2020	4,475		1,440	2,907	127

Credited/charged (-) to profit or loss	(404)		(623)	226	(7)
Charged to other comprehensive income	(74)		(74)
Exchange differences	35		33		2

On December 31, 2021	4,032	€-	776	3,133	122

Impact of acquisition of businesses	(23,265)	(23,265)
Credited/charged (-) to profit or loss	1,227	2,842	17	(1,797)	165
Reclassification	—	275		(275)
Charged to other comprehensive income	(795)		(795)
Exchange differences	17		22		(6)

On December 31, 2022	€(18,785)	€(20,148)	€19	€1,061	€281